Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
ORGANIZATION AND BASIS OF PRESENTATION
Organization
Boyd Gaming Corporation (and together with its subsidiaries, the "Company," "Boyd Gaming," "we" or "us") was incorporated in the state of Nevada in 1988 and has been operating since 1975. The Company's common stock is traded on the New York Stock Exchange under the symbol "BYD."

We are a geographically diversified operator of 24 wholly owned gaming entertainment properties. Headquartered in Las Vegas, we have gaming operations in Nevada, Illinois, Indiana, Iowa, Kansas, Louisiana and Mississippi.

Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with the instructions to the Quarterly Report on Form 10-Q and Article 10 of Regulation S-X and, therefore, do not include all information and footnote disclosures necessary for complete financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2017, as filed with the U.S. Securities and Exchange Commission ("SEC") on February 26, 2018, except as superseded by Current Report of Form 8-K, as filed with the SEC on June 28, 2018. As discussed in Note 2, Summary of Significant Accounting Policies, we adopted the Revenue Standard effective January 1, 2018, by applying the full retrospective method, which has impacted previously reported results.

The results for the periods indicated are unaudited, but reflect all adjustments (consisting only of normal recurring adjustments) that management considers necessary for a fair presentation of financial position, results of operations and cash flows. Results of operations and cash flows for the interim periods presented herein are not necessarily indicative of the results that would be achieved during a full year of operations or in future periods.

The accompanying condensed consolidated financial statements include the accounts of Boyd Gaming and its wholly owned subsidiaries. Investments in unconsolidated affiliates, which do not meet the consolidation criteria of the authoritative accounting guidance for voting interest, controlling interest or variable interest entities, are accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

On August 1, 2016, Boyd Gaming completed the sale of its 50% equity interest in Marina District Development Holding Company, LLC ("MDDHC"), the parent company of Borgata Hotel Casino & Spa ("Borgata"), pursuant to an Equity Purchase Agreement (the "Purchase Agreement") enter into on May 31, 2016, as amended on July 19, 2016 by and among the Company, Boyd Atlantic City, Inc., a wholly owned subsidiary of the Company, and MGM. (See Note 3, Acquisitions and Divestitures.) We accounted for our investment in Borgata by applying the equity method and reported its results as discontinued operations for all periods presented in these condensed consolidated financial statements.